December 31, 2002	• Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Annual

Report

PACIFIC CORINTHIAN

TABLE OF CONTENTS

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

ASSETS

Investments:

Money Market Portfolio	$1,771

Equity Portfolio		$18,391

Inflation Managed Portfolio			$1,249

Large-Cap Core Portfolio (1)				$4,249

Multi-Strategy Portfolio					$3,930

Managed Bond Portfolio						$9,747

High Yield Bond Portfolio							$87

Equity Index Portfolio								$1,447

International Value Portfolio									$416

Growth LT Portfolio										$2,713

Receivables:

Due from Pacific Life Insurance Company	—	—	—	—	44	—	—	—	—	—

Fund shares redeemed	2	28	1	4	—	8	—	49	1	4

Total Assets	1,773	18,419	1,250	4,253	3,974	9,755	87	1,496	417	2,717

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	2	28	1	4	—	8	—	49	1	4

Fund shares purchased	—	—	—	—	44	—	—	—	—	—

Other liabilities	6	60	3	15	9	1	—	5	1	9

Total Liabilities	8	88	4	19	53	9	—	54	2	13

NET ASSETS	$1,765	$18,331	$1,246	$4,234	$3,921	$9,746	$87	$1,442	$415	$2,704

Shares Owned in each Portfolio	176	1,308	104	285	315	841	14	69	41	207

Cost of Investments	$1,761	$17,607	$1,073	$4,023	$3,760	$8,902	$113	$1,713	$552	$3,930

(1) Formerly named Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

INVESTMENT INCOME

Dividends	$28	$85	$28	$39	$139	$514	$9	$180	$4	$35

EXPENSES

Mortality and expense risk fees and operating expenses	24	279	14	67	55	116	1	23	6	42

Net Investment Income (Loss)	4	(194)	14	(28)	84	398	8	157	(2)	(7)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	3	441	6	119	43	4	(11)	(96)	(29)	(1,071)

Net unrealized appreciation (depreciation) on investments	(3)	(7,697)	124	(2,084)	(857)	473	(2)	(578)	(50)	(247)

Net Realized and Unrealized Gain (Loss) on Investments	—	(7,256)	130	(1,965)	(814)	477	(13)	(674)	(79)	(1,318)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4	($7,450)	$144	($1,993)	($730)	$875	($5)	($517)	($81)	($1,325)

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$4	($194)	$14	($28)	$84	$398	$8	$157	($2)	($7)

Net realized gain (loss) from security transactions	3	441	6	119	43	4	(11)	(96)	(29)	(1,071)

Net unrealized appreciation (depreciation) on investments	(3)	(7,697)	124	(2,084)	(857)	473	(2)	(578)	(50)	(247)

Net Increase (Decrease) in Net Assets Resulting from Operations	4	(7,450)	144	(1,993)	(730)	875	(5)	(517)	(81)	(1,325)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS

Transfer of net premiums	—	27	—	1	1	12	—	—	—	—

Transfers between variable accounts, net	(55)	(718)	5	(121)	(79)	—	(16)	(162)	(22)	(340)

Transfers—policy charges and deductions	(81)	(181)	(1)	(179)	(25)	(69)	—	(45)	(1)	(203)

Transfers—surrenders	(285)	(1,583)	(5)	(500)	(503)	(511)	(7)	(159)	(14)	(251)

Transfers—other	—	21	(1)	7	1	—	—	3	1	9

Net Decrease in Net Assets Derived from Account Transactions	(421)	(2,434)	(2)	(792)	(605)	(568)	(23)	(363)	(36)	(785)

NET INCREASE (DECREASE) IN NET ASSETS	(417)	(9,884)	142	(2,785)	(1,335)	307	(28)	(880)	(117)	(2,110)

NET ASSETS

Beginning of Year	2,182	28,215	1,104	7,019	5,256	9,439	115	2,322	532	4,814

End of Year	$1,765	$18,331	$1,246	$4,234	$3,921	$9,746	$87	$1,442	$415	$2,704

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$69	$1,680	$32	$53	$81	$373	$13	$6	$9	$961

Net realized gain (loss) from security transactions	3	1,036	(1)	409	112	22	(15)	(46)	(35)	(1,525)

Net unrealized appreciation (depreciation) on investments	(2)	(11,994)	6	(1,384)	(329)	163	—	(395)	(147)	(1,945)

Net Increase (Decrease) in Net Assets Resulting from Operations	70	(9,278)	37	(922)	(136)	558	(2)	(435)	(173)	(2,509)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS

Transfer of net premiums	—	18	9	15	3	2	—	22	1	86

Transfers between variable accounts, net	496	(1,221)	183	5	40	357	30	(122)	5	(892)

Transfers—policy charges and deductions	(191)	(457)	(1)	(17)	(29)	(26)	—	(4)	(1)	(33)

Transfers—surrenders	(833)	(2,990)	(340)	(1,286)	(672)	(1,079)	(45)	(338)	(61)	(462)

Transfers—other	—	26	—	4	1	—	(2)	4	—	7

Net Decrease in Net Assets Derived from Account Transactions	(528)	(4,624)	(149)	(1,279)	(657)	(746)	(17)	(438)	(56)	(1,294)

NET DECREASE IN NET ASSETS	(458)	(13,902)	(112)	(2,201)	(793)	(188)	(19)	(873)	(229)	(3,803)

NET ASSETS

Beginning of Year	2,640	42,117	1,216	9,220	6,049	9,627	134	3,195	761	8,617

End of Year	$2,182	$28,215	$1,104	$7,019	$5,256	$9,439	$115	$2,322	$532	$4,814

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for the years ended December 31, 2002 and 2001 were as follows:

For the Year Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets	Ratios of Expenses to Average Net Assets	Total Returns (1)

I
2002	$2.20	801,386	$1,765	1.41%	1.22%	0.18%
2001	2.20	992,530	2,182	3.87%	1.21%	2.62%

II
2002	$4.47	4,097,487	$18,331	0.37%	1.23%	(27.40%)
2001	6.16	4,578,403	28,215	6.33%	1.21%	(22.70%)

IV
2002	$2.69	462,326	$1,246	2.54%	1.23%	14.04%
2001	2.36	467,059	1,104	3.71%	1.20%	3.02%

VII
2002	$2.12	1,993,087	$4,234	0.71%	1.23%	(29.27%)
2001	3.00	2,336,761	7,019	1.88%	1.21%	(9.97%)

IX
2002	$2.27	1,725,264	$3,921	3.10%	1.23%	(14.13%)
2001	2.65	1,985,813	5,256	2.67%	1.21%	(2.34%)

X
2002	$1.75	5,573,069	$9,746	5.40%	1.23%	9.58%
2001	1.60	5,914,861	9,439	5.11%	1.21%	6.04%

XI
2002	$1.29	67,462	$87	8.70%	1.22%	(4.17%)
2001	1.34	85,823	115	9.90%	1.21%	0.13%

XII
2002	$1.91	754,519	$1,442	9.76%	1.23%	(23.29%)
2001	2.49	931,726	2,322	1.45%	1.21%	(13.21%)

XIII
2002	$1.04	397,673	$415	0.91%	1.22%	(14.96%)
2001	1.23	433,781	532	2.68%	1.21%	(22.81%)

XIV
2002	$1.93	1,402,534	$2,704	1.02%	1.23%	(29.84%)
2001	2.75	1,752,136	4,814	17.14%	1.21%	(30.40%)

(1)	Total returns reflect a deduction for mortality and expense risk (M&E) charges and operating expenses assessed through the daily accumulation unit value calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Notes 5 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”) as follows:

Portfolios

Variable Account I	Money Market Portfolio

Variable Account II	Equity Portfolio

Variable Account IV	Inflation Managed Portfolio

Variable Account VII	Large-Cap Core Portfolio *

Variable Account IX	Multi-Strategy Portfolio

Variable Account X	Managed Bond Portfolio

Variable Account XI	High Yield Bond Portfolio

Variable Account XII	Equity Index Portfolio

Variable Account XIII	International Value Portfolio

Variable Account XIV	Growth LT Portfolio
*	Formerly named Equity Income Portfolio

Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”). The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

During 2002, the Fund declared dividends for each of the portfolios invested in by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. CONTRACT CHARGES

A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the year ended December 31, 2002, these operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the year ended December 31, 2002, these combined operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk fees and operating expenses (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2002 were as follows (amounts in thousands):

	Variable Accounts

	I	II	IV	VII	IX

Total cost of investments at beginning of year	$2,175	$19,815	$1,054	$4,730	$4,239

Add: Total net proceeds from policy and M&E transactions	174	52	223	104	206

Reinvested distributions from the Fund:

(a) Dividends from net investment income	28	85	12	39	89

(b) Distributions from capital gains	—	—	16	—	50

Sub-Total	2,377	19,952	1,305	4,873	4,584

Less: Cost of investments disposed during the year	616	2,345	232	850	824

Total cost of investments at end of year	1,761	17,607	1,073	4,023	3,760

Add: Unrealized appreciation	10	784	176	226	170

Total market value of investments at end of year	$1,771	$18,391	$1,249	$4,249	$3,930

	X	XI	XII	XIII	XIV

Total cost of investments at beginning of year	$9,068	$140	$2,017	$620	$5,797

Add: Total net proceeds from policy and M&E transactions	170	—	133	21	98

Reinvested distributions from the Fund:

(a) Dividends from net investment income	439	9	23	4	35

(b) Distributions from capital gains	75	—	157	—	—

Sub-Total	9,752	149	2,330	645	5,930

Less: Cost of investments disposed during the year	850	36	617	93	2,000

Total cost of investments at end of year	8,902	113	1,713	552	3,930

Add: Unrealized appreciation (depreciation)	845	(26)	(266)	(136)	(1,217)

Total market value of investments at end of year	$9,747	$87	$1,447	$416	$2,713

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Pacific Corinthian Variable Separate Account (the “Separate Account”) (comprised of Variable Accounts I, II, IV, VII, IX, X, XI, XII, XIII, and XIV) as of December 31, 2002, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 2002, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 14, 2003

Annual Report

as of December 31, 2002

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

P.O. Box 7187

Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.     1001-3A